Consolidated Statements of Condition - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Assets
Cash and cash equivalents	$ 3,209,242,000	$ 1,997,238,000
Investment securities:
Held to maturity debt securities (Market value of $3,400 on December 31, 2021 and $3,400 on December 31, 2020)	3,400,000	3,400,000
Available for sale debt securities (Amortized cost of $4,254,960 on December 31, 2021 and $3,054,289 on December 31, 2020)	4,213,920,000	3,080,768,000
Equity securities with readily determinable fair values	6,079,000	6,202,000
Total investment securities	4,223,399,000	3,090,370,000
Loans	7,209,151,000	7,541,754,000
Less allowance for credit losses	(110,374,000)	(109,059,000)
Net loans	7,098,777,000	7,432,695,000
Bank premises and equipment, net	447,082,000	479,878,000
Accrued interest receivable	30,593,000	37,881,000
Other investments	296,882,000	254,413,000
Cash surrender value of life insurance policies	297,218,000	292,381,000
Goodwill	282,532,000	282,532,000
Other assets	160,511,000	162,079,000
Total assets	16,046,236,000	14,029,467,000
Deposits:
Demand-non-interest bearing	5,838,526,000	4,715,814,000
Savings and interest bearing demand	4,590,548,000	3,852,505,000
Time	2,188,803,000	2,153,541,000
Total deposits	12,617,877,000	10,721,860,000
Securities sold under repurchase agreements	439,672,000	428,148,000
Other borrowed funds	436,138,000	436,327,000
Junior subordinated deferrable interest debentures	134,642,000	134,642,000
Other liabilities	109,426,000	130,492,000
Total liabilities	13,737,755,000	11,851,469,000
Shareholders' equity:
Common shares of $1.00 par value. Authorized 275,000,000 shares; issued 96,350,977 shares on December 31, 2021 and 96,240,977 shares on December 31, 2020	96,351,000	96,241,000
Surplus	152,144,000	149,334,000
Retained earnings	2,470,710,000	2,289,626,000
Accumulated other comprehensive (loss) income	(31,980,000)	20,825,000
Total shareholders' equity before treasury stock	2,687,225,000	2,556,026,000
Less cost of shares in treasury, 32,979,273 shares on December 31, 2021 and 32,961,289 on December 31, 2020	(378,744,000)	(378,028,000)
Total shareholders' equity	2,308,481,000	2,177,998,000
Total liabilities and shareholders' equity	$ 16,046,236,000	$ 14,029,467,000